Derivative Financial Instruments - Impact of Derivative Instruments that are Not Subject to Hedge Accounting on Consolidated Statement of Operation (Detail) (Selling, marketing and administration [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Mar. 02, 2013	Mar. 03, 2012
Currency Forward Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	$ 38	$ (74)
Currency Option Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) in income on Derivative Instruments	$ 8	$ 4